Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMG FUNDS III
Prospectus Date	rr_ProspectusDate	Apr. 28, 2014
All Share Classes | AMG Managers Special Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AMG Managers Special Equity Fund (formerly Managers Special Equity Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AMG Managers Special Equity Fund’s (the “Fund”) investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities of small- and medium-sized companies.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 129% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	129.00%
Expenses Other Expenses Had Extraordinary Expenses Been Included [Text]	rr_ExpensesOtherExpensesHadExtraordinaryExpensesBeenIncluded	Other Expenses do not include extraordinary expenses as determined under generally accepted accounting principles. If extraordinary expenses had been included, Other Expenses of the Service Class and Institutional Class would have been 0.62% and 0.37%, respectively.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through May 1, 2015. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities (generally, common and preferred stocks). Although the Fund focuses its investments in securities of small- and medium-capitalization companies pursuant to its investment objective, the Fund has historically invested substantially all of its assets in the securities of U.S. small-capitalization companies.

Typically, the Fund invests in companies with capitalizations that are within the range of capitalizations of companies in the Russell 2000® Growth Index (the “Index”). As of May 31, 2013, the date of the latest reconstitution of the Index, the range of market capitalizations for the Index was $129 million to $3.3 billion. The Fund may purchase securities, or retain securities that it already has purchased, even if the securities are outside the Fund’s typical capitalization range.

The Fund’s assets are currently allocated among four Subadvisors, each of which acts independently of the others and uses its own methodology to select portfolio investments. Specifically:
  The Subadvisors utilize a growth approach to investing whereby three of the four Subadvisors seek to identify companies that are exhibiting rapid growth in their businesses and the fourth seeks to identify companies that possess better than average long-term growth rates combined with several other fundamental characteristics.
  Three of the four Subadvisors examine the underlying businesses, financial statements, competitive environment and company management in order to assess the future profitability of each company.
  One of the four Subadvisors utilizes a quantitative computer model driven by fundamental stock selection variables, including company valuations, capital structure and profit earnings. This process seeks to impose strict discipline over stock selection, unimpeded by market or manager psychology.
  A Subadvisor may sell a security if it believes that the future profitability of a company does not support the current stock price.
		With the combination of the above strategies, the Fund seeks to generate returns from capital appreciation due to earnings growth along with improvements in the valuations of the securities such as, among other things, increases in the price to earnings ratios.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.

Foreign Investment Risk—securities of or other investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.

Growth Stock Risk—growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

Liquidity Risk—particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Management Risk—because the Fund is an actively-managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadvisor’s investment techniques and risk analysis will produce the desired result.

Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Sector Risk—companies or issuers that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the information technology sector currently, and may in the future, comprise a significant portion of the Fund’s portfolio. The information technology industries may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions. Companies in the health care sector may be affected by government regulation, government approval of products and services, technological obsolescence, patent expirations, product liability or other litigation, and changes in governmental and private payment systems.

		Small- and Mid-Capitalization Stock Risk—the stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you may lose money on your investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. Effective as of April 1, 2013, outstanding Managers Class shares of the Fund were renamed Service Class shares of the Fund. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.835.3879
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.amgfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31/13 (Service Class)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 19.39% (2nd Quarter 2009) Worst Quarter: -27.92% (4th Quarter 2008)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Service Class shares only, and after-tax returns for Institutional Class shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The inception date for the Institutional Class of the Fund is May 3, 2004.

		After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Service Class shares only, and after-tax returns for Institutional Class shares will vary.
All Share Classes | AMG Managers Special Equity Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.60%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.36%	[2]
1 Year	rr_ExpenseExampleYear01	$ 138
3 Years	rr_ExpenseExampleYear03	460
5 Years	rr_ExpenseExampleYear05	805
10 Years	rr_ExpenseExampleYear10	1,779
2004	rr_AnnualReturn2004	15.19%
2005	rr_AnnualReturn2005	4.00%
2006	rr_AnnualReturn2006	11.28%
2007	rr_AnnualReturn2007	(0.59%)
2008	rr_AnnualReturn2008	(43.49%)
2009	rr_AnnualReturn2009	30.78%
2010	rr_AnnualReturn2010	33.11%
2011	rr_AnnualReturn2011	3.40%
2012	rr_AnnualReturn2012	10.35%
2013	rr_AnnualReturn2013	45.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.92%)
1 Year	rr_AverageAnnualReturnYear01	45.06%
5 Years	rr_AverageAnnualReturnYear05	23.57%
10 Years	rr_AverageAnnualReturnYear10	7.99%
Since Inception	rr_AverageAnnualReturnSinceInception
All Share Classes | AMG Managers Special Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.11%	[2]
1 Year	rr_ExpenseExampleYear01	113
3 Years	rr_ExpenseExampleYear03	383
5 Years	rr_ExpenseExampleYear05	673
10 Years	rr_ExpenseExampleYear10	$ 1,499
1 Year	rr_AverageAnnualReturnYear01	44.88%
5 Years	rr_AverageAnnualReturnYear05	23.80%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	8.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2004
All Share Classes | AMG Managers Special Equity Fund | Return After Taxes on Distributions | Service Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	45.06%
5 Years	rr_AverageAnnualReturnYear05	23.57%
10 Years	rr_AverageAnnualReturnYear10	6.97%
Since Inception	rr_AverageAnnualReturnSinceInception
All Share Classes | AMG Managers Special Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Service Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.50%
5 Years	rr_AverageAnnualReturnYear05	19.47%
10 Years	rr_AverageAnnualReturnYear10	6.46%
Since Inception	rr_AverageAnnualReturnSinceInception
All Share Classes | AMG Managers Special Equity Fund | Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	43.30%
5 Years	rr_AverageAnnualReturnYear05	22.58%
10 Years	rr_AverageAnnualReturnYear10	9.41%
Since Inception	rr_AverageAnnualReturnSinceInception	9.58%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2004

[1]	Other Expenses do not include extraordinary expenses as determined under generally accepted accounting principles. If extraordinary expenses had been included, Other Expenses of the Service Class and Institutional Class would have been 0.62% and 0.37%, respectively.
[2]	AMG Funds LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2015, to waive management fees (but not below zero) and/or reimburse the Fund's expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.11% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Service Class and Institutional Class would be 1.36% and 1.11%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated in the event the Investment Manager ceases to be the investment manager of the Fund or by mutual agreement between the Investment Manager and the AMG Funds III Board of Trustees; provided, however, that no such termination shall affect the obligation (including the amount of the obligation) of the Trust, on behalf of the Fund, to repay amounts previously paid, waived or reimbursed by the Investment Manager with respect to periods prior to the date of such termination.
[3]	Index performance shown reflects the performance of the Index since the inception of the Fund's Institutional Class.